LEASE OBLIGATIONS - Maturities of operating leases liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASE OBLIGATIONS
2023 / 2024	€ 898	€ 901
2024 / 2025	485	636
2025 / 2026	240	238
2026 / 2027	157	24
Total undiscounted minimum lease payments	1,780	1,799
Less: current portion	(898)	(901)
Long-term portion	€ 882	€ 899